Notes payable (Details)		3 Months Ended	12 Months Ended
	Jun. 04, 2025 USD ($) $ / shares	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares
Notes payable (Details) [Line Items]
Bitcoin units held as collateral (in Dollars per share) | $ / shares	$ 14.87584
Bitcoin pledged per share. | (per share)		$ 0		$ 18.32
Bitcoin pledged amount		$ 0	$ 1,601,865
Repayment of outstanding principal balance		1,000,000
Accrued interest		74,750
Notes payable balance		$ 300,549	$ 300,549
RH Capital Finance CO LLC [Member]
Notes payable (Details) [Line Items]
Obtained loan from primary custodian	$ 1,000,000